TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Auto / Truck - Original Equipment -- 0.8%
-----------------------------------------------------------------------
Gentex Corp.(1)                                 100,000    $  2,380,000
-----------------------------------------------------------------------
                                                           $  2,380,000
-----------------------------------------------------------------------
Banks - West/Southwest -- 0.7%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                       30,000    $    808,800
Downey Financial Corp.                           40,000       1,405,600
-----------------------------------------------------------------------
                                                           $  2,214,400
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.1%
-----------------------------------------------------------------------
Cox Radio, Inc. Class A(1)                      150,000    $  3,255,000
-----------------------------------------------------------------------
                                                           $  3,255,000
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.6%
-----------------------------------------------------------------------
DiamondCluster International, Inc.(1)           165,000    $  1,699,500
Exult, Inc.(1)                                  100,000       1,400,000
Fair, Isaac and Co., Inc.                        38,500       1,830,675
Hotel Reservations Network, Inc.(1)              30,000         928,800
Iron Mountain, Inc.(1)                          120,000       4,686,000
Pivotal Corp.(1)                                155,000         468,100
-----------------------------------------------------------------------
                                                           $ 11,013,075
-----------------------------------------------------------------------
Commercial Services - Miscellaneous -- 2.0%
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     150,000    $  2,422,500
Harte-Hanks Communications, Inc.                160,000       3,728,000
-----------------------------------------------------------------------
                                                           $  6,150,500
-----------------------------------------------------------------------
Commercial Services - Schools -- 5.6%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                           180,000    $  7,317,000
Career Education Corp.(1)                       170,000       4,431,900
Devry, Inc.(1)                                  150,000       4,042,500
Edison Schools, Inc.(1)                          85,000       1,602,250
-----------------------------------------------------------------------
                                                           $ 17,393,650
-----------------------------------------------------------------------
Commercial Services - Staffing -- 0.8%
-----------------------------------------------------------------------
On Assignment, Inc.(1)                          145,000    $  2,350,450
-----------------------------------------------------------------------
                                                           $  2,350,450
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Equipment -- 1.3%
-----------------------------------------------------------------------
Polycom, Inc.(1)                                 55,000    $  1,648,900
WebEx Communications, Inc.(1)                    75,000       2,310,000
-----------------------------------------------------------------------
                                                           $  3,958,900
-----------------------------------------------------------------------
Communications Services -- 0.6%
-----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                       136,000    $  1,914,880
-----------------------------------------------------------------------
                                                           $  1,914,880
-----------------------------------------------------------------------
Computer Services -- 2.2%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                 160,000    $  1,886,400
BISYS Group, Inc. (The)(1)                       92,000       4,785,840
-----------------------------------------------------------------------
                                                           $  6,672,240
-----------------------------------------------------------------------
Computer Software -- 5.5%
-----------------------------------------------------------------------
Advent Software, Inc.(1)                        110,000    $  4,242,700
Cerner Corp.(1)                                  60,000       3,225,000
HNC Software, Inc.(1)                           110,000       1,903,000
NetIQ Corp.(1)                                   60,000       1,689,000
Renaissance Learning, Inc.(1)                    50,000       1,635,500
SERENA Software, Inc.(1)                        187,400       3,028,384
Speechworks International(1)                    120,000         900,000
Veritas Software Corp.(1)                         9,000         255,420
-----------------------------------------------------------------------
                                                           $ 16,879,004
-----------------------------------------------------------------------
Computers - Integrated Systems -- 0.6%
-----------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                20,000    $    943,200
MICROS Systems, Inc.(1)                          50,000       1,079,500
-----------------------------------------------------------------------
                                                           $  2,022,700
-----------------------------------------------------------------------
Electric Products - Miscellaneous -- 0.5%
-----------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)          58,000    $  1,667,500
-----------------------------------------------------------------------
                                                           $  1,667,500
-----------------------------------------------------------------------
Electronic Manufacturing Services -- 1.4%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                                215,000    $  2,687,500
Plexus Corp.(1)                                  70,000       1,750,000
-----------------------------------------------------------------------
                                                           $  4,437,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Electronics - Scientific Instruments -- 1.9%
-----------------------------------------------------------------------
Millipore Corp.                                 110,000    $  5,753,000
-----------------------------------------------------------------------
                                                           $  5,753,000
-----------------------------------------------------------------------
Electronics - Semiconductor Equipment -- 4.1%
-----------------------------------------------------------------------
ASM International NV(1)                          70,000    $  1,113,700
Bell Microproducts, Inc.(1)                     200,000       1,790,000
Dupont Photomasks, Inc.(1)                       62,500       2,252,500
Maxim Integrated Products, Inc.(1)              112,058       5,126,653
Numerical Technologies, Inc.(1)                  60,000       1,480,800
Simplex Solutions, Inc.(1)                       60,000         732,000
-----------------------------------------------------------------------
                                                           $ 12,495,653
-----------------------------------------------------------------------
Electronics - Semiconductor Manufacturing -- 6.8%
-----------------------------------------------------------------------
Actel Corp.(1)                                   60,000    $  1,113,000
Alpha Industries, Inc.(1)                       210,000       4,888,800
Applied Micro Circuits Corp.(1)                 217,660       2,400,790
Elantec Semiconductor, Inc.(1)                   90,700       2,964,983
Exar Corp.(1)                                   130,000       2,930,200
Micrel, Inc.(1)                                 116,000       2,917,400
Pericom Semiconductor Corp.(1)                  100,000       1,345,000
TriQuint Semiconductor, Inc.(1)                  50,000         884,000
Vitesse Semiconductor Corp.(1)                  160,000       1,510,400
-----------------------------------------------------------------------
                                                           $ 20,954,573
-----------------------------------------------------------------------
Electronics - Semiconductors -- 0.7%
-----------------------------------------------------------------------
Genesis Microchip, Inc.(1)                       50,000    $  2,310,500
-----------------------------------------------------------------------
                                                           $  2,310,500
-----------------------------------------------------------------------
Finance - Investment Management -- 2.0%
-----------------------------------------------------------------------
W.P. Stewart & Co., Ltd.                         75,000    $  1,584,750
Waddell & Reed Financial, Inc., Class A         185,000       4,715,650
-----------------------------------------------------------------------
                                                           $  6,300,400
-----------------------------------------------------------------------
Gaming -- 0.5%
-----------------------------------------------------------------------
Anchor Gaming(1)                                 30,000    $  1,524,900
-----------------------------------------------------------------------
                                                           $  1,524,900
-----------------------------------------------------------------------
Health Services -- 1.0%
-----------------------------------------------------------------------
AmeriPath, Inc.(1)                               20,000    $    562,200
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Health Services (continued)
-----------------------------------------------------------------------
DIANON Systems, Inc.(1)                          35,000    $  1,613,500
MedQuist, Inc.(1)                                35,000         850,500
-----------------------------------------------------------------------
                                                           $  3,026,200
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.7%
-----------------------------------------------------------------------
Netegrity, Inc.(1)                              155,000    $  1,819,700
Network Associates, Inc.(1)                      60,000       1,152,000
SonicWALL, Inc.(1)                              165,000       2,343,000
-----------------------------------------------------------------------
                                                           $  5,314,700
-----------------------------------------------------------------------
Internet - Software -- 3.7%
-----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)               125,000    $  1,462,500
F5 Networks, Inc.(1)                             55,000         829,950
Interwoven, Inc.(1)                              91,250         667,037
Manhattan Associates, Inc.(1)                    28,600         859,144
Precise Software Solutions Ltd.(1)              150,000       2,866,500
Retek, Inc.(1)                                   97,012       1,971,284
Stellent, Inc.(1)                                70,000       1,435,000
TIBCO Software, Inc.(1)                         140,000       1,181,600
-----------------------------------------------------------------------
                                                           $ 11,273,015
-----------------------------------------------------------------------
Leisure - Products -- 0.5%
-----------------------------------------------------------------------
Callaway Golf Co.                               105,000    $  1,500,450
-----------------------------------------------------------------------
                                                           $  1,500,450
-----------------------------------------------------------------------
Machinery - Mtl Hdlg / Aluminum -- 0.4%
-----------------------------------------------------------------------
Cognex Corp.(1)                                  65,000    $  1,233,700
-----------------------------------------------------------------------
                                                           $  1,233,700
-----------------------------------------------------------------------
Manufacturing -- 0.9%
-----------------------------------------------------------------------
Roper Industries Inc.                            50,000    $  2,120,000
SureBeam Corp.(1)                                50,000         672,500
-----------------------------------------------------------------------
                                                           $  2,792,500
-----------------------------------------------------------------------
Media - Newpapers -- 0.4%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                                65,000    $  1,111,500
-----------------------------------------------------------------------
                                                           $  1,111,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Media - Radio / TV -- 1.8%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)                165,000    $  5,560,500
-----------------------------------------------------------------------
                                                           $  5,560,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 6.1%
-----------------------------------------------------------------------
Affymetrix Inc.(1)                              110,000    $  3,305,500
Aviron(1)                                        25,300         842,490
Cell Therapeutics, Inc.(1)                       40,000       1,201,200
Cephalon, Inc.(1)                                40,000       2,522,000
CV Therapeutics, Inc.(1)                         20,000         788,800
Decode Genetics, Inc.(1)                        130,000       1,040,000
Human Genome Sciences, Inc.(1)                   45,000       1,918,350
Incyte Pharmaceuticals, Inc.(1)                  35,000         521,500
Millennium Pharmaceuticals(1)                    23,000         585,580
Myriad Genetics, Inc.(1)                         30,000       1,380,000
Sequenom, Inc.(1)                               130,000         972,400
Tanox, Inc.(1)                                   90,000       1,529,100
Vertex Pharmaceuticals, Inc.(1)                  36,200         886,900
XOMA Ltd.(1)                                    155,000       1,157,850
-----------------------------------------------------------------------
                                                           $ 18,651,670
-----------------------------------------------------------------------
Medical - Drug / Diversified -- 2.6%
-----------------------------------------------------------------------
Abgenix, Inc.(1)                                 55,000    $  1,638,450
Adolor Corp.(1)                                  65,000         997,750
Alkermes, Inc.(1)                                70,000       1,795,500
POZEN, Inc.(1)                                  125,000         700,000
Taro Pharmaceutical Industries Ltd.(1)           40,000       1,684,000
Viropharma Inc.(1)                               50,000       1,251,500
-----------------------------------------------------------------------
                                                           $  8,067,200
-----------------------------------------------------------------------
Medical - Hospitals -- 1.7%
-----------------------------------------------------------------------
Province Healthcare Co.(1)                      195,000    $  5,372,250
-----------------------------------------------------------------------
                                                           $  5,372,250
-----------------------------------------------------------------------
Medical - Instruments -- 0.8%
-----------------------------------------------------------------------
Novoste Corp.(1)                                209,702    $  2,422,058
-----------------------------------------------------------------------
                                                           $  2,422,058
-----------------------------------------------------------------------
Medical / Dental - Services -- 1.4%
-----------------------------------------------------------------------
Renal Care Group, Inc.(1)                       140,000    $  4,396,000
-----------------------------------------------------------------------
                                                           $  4,396,000
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 6.1%
-----------------------------------------------------------------------
Aradigm Corp.(1)                                200,000    $    920,000
ArthroCare Corp.(1)                              60,000       1,185,000
Cytyc Corp.(1)                                  181,500       4,758,930
Haemonetics Corp.(1)                             90,000       3,429,000
Resmed, Inc.(1)                                  95,000       5,301,000
Thoratec Laboratories Corp.(1)                  153,944       3,001,908
Wright Medical Group, Inc.(1)                     5,333          79,995
-----------------------------------------------------------------------
                                                           $ 18,675,833
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)                  200,000    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.0%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)            817,200    $      7,722
Formation Capital Corp.(1)(2)                   400,000          81,890
-----------------------------------------------------------------------
                                                           $     89,612
-----------------------------------------------------------------------
Networking Equipment -- 0.5%
-----------------------------------------------------------------------
Ixia(1)                                         145,000    $  1,457,250
-----------------------------------------------------------------------
                                                           $  1,457,250
-----------------------------------------------------------------------
Oil & Gas - Field Services -- 1.5%
-----------------------------------------------------------------------
Core Laboratories NV(1)                         140,000    $  2,282,000
Varco International, Inc.(1)                     47,625         714,375
Veritas DGC, Inc.(1)                            105,000       1,612,800
-----------------------------------------------------------------------
                                                           $  4,609,175
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------
EOG Resources, Inc.                              27,000    $    954,990
Louis Dreyfus Natural Gas(1)                    125,000       4,950,000
Newfield Exploration Co.(1)                     100,000       3,481,000
Noble Affiliates, Inc.                          115,000       4,251,550
Stone Energy Corp.(1)                            17,000         672,350
Vintage Petroleum, Inc.                         100,000       1,749,000
XTO Energy, Inc.                                345,000       6,210,000
-----------------------------------------------------------------------
                                                           $ 22,268,890
-----------------------------------------------------------------------
Retail - Apparel / Shoe -- 2.7%
-----------------------------------------------------------------------
AnnTaylor Stores Corp.(1)                       100,000    $  2,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Apparel / Shoe (continued)
-----------------------------------------------------------------------
Coach, Inc.(1)                                   80,000    $  2,232,000
Hot Topic, Inc.(1)                               60,000       1,516,800
Men's Wearhouse, Inc. (The)(1)                  127,500       2,533,425
-----------------------------------------------------------------------
                                                           $  8,482,225
-----------------------------------------------------------------------
Retail - Drug Stores -- 1.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                            140,000    $  4,188,800
-----------------------------------------------------------------------
                                                           $  4,188,800
-----------------------------------------------------------------------
Retail - Restaurants -- 3.4%
-----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                        110,000    $  2,777,500
Applebee's International, Inc.                   60,000       1,806,000
Cheesecake Factory, Inc. (The)(1)                50,000       1,410,000
Sonic Corp.(1)                                  132,500       4,440,075
-----------------------------------------------------------------------
                                                           $ 10,433,575
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 0.9%
-----------------------------------------------------------------------
99 Cents Only Stores(1)                          75,000    $  2,666,250
-----------------------------------------------------------------------
                                                           $  2,666,250
-----------------------------------------------------------------------
Retail - Wholesale Office Supplies -- 1.8%
-----------------------------------------------------------------------
United Stationers(1)                            195,000    $  5,469,750
-----------------------------------------------------------------------
                                                           $  5,469,750
-----------------------------------------------------------------------
Retail - Super/Mini Markets -- 1.5%
-----------------------------------------------------------------------
Whole Foods Market, Inc.(1)                     130,000    $  4,517,500
-----------------------------------------------------------------------
                                                           $  4,517,500
-----------------------------------------------------------------------
Staffing -- 0.6%
-----------------------------------------------------------------------
Heidrick and Struggles International,
Inc.(1)                                         129,100    $  1,957,156
-----------------------------------------------------------------------
                                                           $  1,957,156
-----------------------------------------------------------------------
Telecommunications - Equipment -- 2.0%
-----------------------------------------------------------------------
Harris Corp.                                     20,000    $    685,600
Sonus Networks, Inc.(1)                         100,000         421,000
Tekelec(1)                                      260,000       4,992,000
-----------------------------------------------------------------------
                                                           $  6,098,600
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Telecommunications - Services -- 1.6%
-----------------------------------------------------------------------
Catapult Communications Corp.(1)                139,600    $  3,161,940
Illuminet Holdings, Inc.(1)                      20,000         715,200
Metro One Telecommunications(1)                  40,000       1,206,000
-----------------------------------------------------------------------
                                                           $  5,083,140
-----------------------------------------------------------------------
Transportation - Truck -- 0.7%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)               130,000    $  2,208,700
-----------------------------------------------------------------------
                                                           $  2,208,700
-----------------------------------------------------------------------
Waste Disposal -- 0.5%
-----------------------------------------------------------------------
Stericycle, Inc.(1)                              30,000    $  1,440,000
-----------------------------------------------------------------------
                                                           $  1,440,000
-----------------------------------------------------------------------
Wireless Equipment -- 0.3%
-----------------------------------------------------------------------
DMC Stratex Networks, Inc.(1)                   190,000    $  1,035,500
-----------------------------------------------------------------------
                                                           $  1,035,500
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $294,210,284)                          $303,052,524
-----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class
E(1)(3)                                           8,889    $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.1%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)               80,000    $     56,000
Quincunx Gold Exploration(1)(2)(3)              300,000          56,693

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Metals - Gold (continued)
-----------------------------------------------------------------------
Western Exploration and Development,
Ltd.(1)(3)                                      600,000    $    180,000
-----------------------------------------------------------------------
                                                           $    292,693
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    292,693
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
General Electric Capital Corp., 2.64%,
11/1/01                                    $      3,222    $  3,222,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,222,000)                         $  3,222,000
-----------------------------------------------------------------------
Total Investments -- 99.6%
   (identified cost $298,112,272)                          $306,567,217
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.4%                     $  1,270,736
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $307,837,953
-----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2)  Foreign security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (4)  Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $298,112,272)                          $306,567,217
Cash                                             7,068
Receivable for investments sold              2,023,278
Dividends receivable                            45,894
Prepaid expenses                                 2,275
------------------------------------------------------
TOTAL ASSETS                              $308,645,732
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $    761,020
Payable to affiliate for Trustees' fees          3,511
Accrued expenses                                43,248
------------------------------------------------------
TOTAL LIABILITIES                         $    807,779
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $307,837,953
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $299,383,008
Net unrealized appreciation (computed on
   the basis of identified cost)             8,454,945
------------------------------------------------------
TOTAL                                     $307,837,953
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2001(1)
Investment Income
------------------------------------------------------
Dividends                                 $    240,543
Interest                                       235,199
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    475,742
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,479,594
Trustees' fees and expenses                     14,093
Custodian fee                                  134,784
Legal and accounting services                   29,079
Miscellaneous                                    6,780
------------------------------------------------------
TOTAL EXPENSES                            $  1,664,330
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $     31,762
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     31,762
------------------------------------------------------

NET EXPENSES                              $  1,632,568
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,156,826)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(53,718,269)
   Securities sold short                         2,107
------------------------------------------------------
NET REALIZED LOSS                         $(53,716,162)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(20,927,245)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(20,927,245)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(74,643,407)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(75,800,233)
------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,156,826)
   Net realized loss                               (53,716,162)
   Net change in unrealized appreciation
      (depreciation)                               (20,927,245)
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $        (75,800,233)
--------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Tax-Managed Emerging Growth Fund    $        382,775,917
   Contributions                                    72,591,611
   Withdrawals                                     (71,829,352)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $        383,538,176
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        307,737,943
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $            100,010
--------------------------------------------------------------
AT END OF PERIOD                          $        307,837,953
--------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2001(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.70%(2)
   Expenses after custodian
      fee reduction                        0.68%(2)
   Net investment loss                   (0.48)%(2)
Portfolio Turnover                              38%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $    307,838
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2001, to October 31, 2001.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Emerging Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contracts -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from March 1, 2001 (start of business) to October 31, 2001, the advisory fee amounted to $1,479,594. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $251,873,347 and $132,672,269, respectively, for the period from March 1, 2001 (start of business) to October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $300,441,509
    ------------------------------------------------------
    GROSS UNREALIZED APPRECIATION             $ 60,993,342
    Gross unrealized depreciation              (54,867,634)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  6,125,708
    ------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October 31, 2001.

7 Restricted Securities
-------------------------------------------
   At October 31, 2001, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE   COST    FAIR VALUE
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98      80,000    $80,000   $56,000

8 Transfer of Assets
-------------------------------------------
   Investment operations began on March 1, 2001 with a contribution of investment assets, and related accounts, of Eaton Vance Tax-Managed Emerging Growth Fund 1.1 (formerly Eaton Vance Tax-Managed Emerging Growth Fund) of $382,775,917, in exchange for an interest in the Portfolio, including net unrealized appreciation of $29,382,190. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

TAX-MANAGED EMERGING GROWTH PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED EMERGING GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Emerging Growth Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the supplementary data for the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Emerging Growth Portfolio at October 31, 2001, the results of its operations, the change in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND 1.1 AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

TAX-MANAGED EMERGING GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant